Contingencies - Additional Information (Detail) € in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD ($)	Jan. 24, 2019 EUR (€)	Dec. 31, 2018 BRL (R$) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 BRL (R$) shares	Aug. 31, 2016 USD ($)	Aug. 31, 2016 BRL (R$)
Disclosure of detailed information about material tax [line items]
Exposure to credit risk	$ 14,454,000,000					$ 19,679,000,000
Provisions recorded	$ 1,918,000,000	$ 2,546,000,000				$ 2,400,000,000
Number of shares issued | shares	1,934,000,000	1,606,000,000			1,934,000,000	1,934,000,000	1,934,000,000
Provision for EU investigation	$ 230,000,000
Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	100,000,000				R$ 500
Tax Assessment During 2005 [member] | Foreign subsidiaries [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Exposure to credit risk	2,000,000,000				7,700
Estimate of possible loss	12,000,000				46
Tax Assessment in December 2011 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	2,400,000,000				9,300
Tax Assessment in December 2011 [member] | Ambev [member] | CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	300,000,000				1,100
Tax assessment in October 2013 [member] | Ambev [member] | Beverage Associates Holding Limited [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	500,000,000				2,100
Tax Assessment in December 2014 [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	1,200,000,000				4,600
Tax Assessment During 2014 and First Quarter of 2015 [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Exposure to credit risk	2,500,000,000				9,500
Tax Assessment in April 2016 [member] | Ambev [member] | Arosuco [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	200,000,000				600
Tax Assessment in December 2015 [member] | Ambev [member] | Integration program social security financing levy [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	1,000,000,000				4,000
Rio de Janeiro [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	200,000,000				600
Tax assessment amount	300,000,000				1,100
State of Sao Paulo [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	500,000,000				2,100
Minas Gerais [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	2,000,000,000				7,700
Tax assessment amount						$ 200,000,000	R$ 900	$ 400,000,000	R$ 1,400
Provisions recorded	2,000,000				8
State Of Pernambuco [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	200,000,000				600
Provisions recorded	1,000,000				3
Belgium [member] | AB inBev [member]
Disclosure of detailed information about material tax [line items]
Provision for EU investigation	230,000,000
Disallowance of presumed credits and other IPI excise tax credits [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	1,000,000,000				3,800
IPI excise tax [member] | Tax Assessment in 2014 and 2015 [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	$ 400,000,000				R$ 1,600
Legal proceedings contingent liability [member]
Disclosure of detailed information about material tax [line items]
Punitive, exemplary and aggravated damages		$ 4,000,000	$ 5,000,000
Legal proceedings contingent liability [member] | Top of range [member]
Disclosure of detailed information about material tax [line items]
Claims on damages		$ 1,000,000,000	$ 1,400,000,000
Legal proceedings contingent liability [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Number of shares issued | shares	172,831,574				172,831,574
Percentage of shares issued diluted	1.00%
Claim on dividends of shares	$ 200,000,000				R$ 900
Blocked account [member]
Disclosure of detailed information about material tax [line items]
Deposits | €				€ 68